Changes in Accounting Policies - Additional Information (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018
Disclosure of significant accounting policies [line items]
Balance at beginning of period	$ 37,213		$ 35,116	$ 34,554
Retained earnings [member]
Disclosure of significant accounting policies [line items]
Balance at beginning of period	$ 19,793	$ 19,101	18,543	$ 18,051	$ 17,412	$ 15,957
Retained earnings [member] | Impact of adopting IFRS [member] | IFRS 15 [member]
Disclosure of significant accounting policies [line items]
Balance at beginning of period			$ 6